Changes in significant accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure Of Changes In Significant Accounting Policies [Abstract]
Changes in significant accounting policies

5 Changes in significant accounting policies

Changes in significant accounting policies for the years ended December 31, 2023 and 2022 are reported below.

(A) COVID-19 Related Rent Concessions

In the financial statements closed as of December 31, 2023, the rent concessions related to COVID-19 were no longer applied, as the corresponding amendment that was applied in the financial statements closed as of December 31, 2022, and in previous years, is no longer in effect.

In response to the COVID-19 coronavirus pandemic, in May 2020, the IASB issued an amendment to IFRS 16 “Leases” to provide practical relief for lessees in accounting for rent concessions. Under the practical expedient, lessees are not required to assess whether eligible rent concessions are lease modifications, and instead are permitted to account for them as if they were not lease modifications. Rent concessions are eligible for the practical expedient if they occur as a direct consequence of the COVID-19 pandemic and if all of the following criteria are met: (i) the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change; (ii) any reduction in lease payments affects only payments originally due on or before June 30, 2021; and (iii) there is no substantive change to the other terms and conditions of the lease. Such amendment is effective for annual periods beginning on or after June 1, 2020. Earlier application is permitted. The Group has adopted this amendment early and applied the practical expedient consistently to eligible rent concessions. The Group has applied this amendment retrospectively. This amendment had no impact on retained earnings as at January 1, 2020.

Furthermore, in March 2021, the IASB issued an additional amendment that allows a one-year extension (i.e., June 30, 2022) to the above practical expedient for “COVID-19 related rent concessions” under IFRS 16 “Leases”. Such amendment is effective for annual periods beginning on or after April 1, 2021. Earlier application is permitted. The Group has adopted this amendment early and applied the above practical expedient consistently to eligible rent concessions. The Group has applied this amendment retrospectively. This amendment had no impact on retained earnings as at January 1, 2021.

Due to the adoption of such amendments, the Group recognized lease incentives of 635 and 1,515 in the consolidated statement of profit or loss for the year ended December 31, 2022 and 2021(see note 35), respectively.

Following the discontinuation of the application of this amendment, the Group did not recognize lease incentives for the year 2023 resulting from this concession. In the consolidated income statement closed as of December 31, 2022, the Group had recognized incentives amounting to 635 (see note 35).

(B) Amendment to IAS 12 (International Tax Reform)

In May 2023, the IASB issued an amendment to IAS 12 regarding the application of Pillar Two model rules, which introduced a temporary exception to the recognition of deferred taxes related to the application of Pillar Two provisions published by the OECD, as well as targeted additional disclosures for affected entities. The Group has assessed the potential application of the Pillar Two and does not expect any significant impact from the adoption of these amendments considering that Group consolidated revenue is less than 750,000 in 2023 and in each of the prior three years.

(C) Other standards

The other new accounting principles that came into effect from January 1, 2023, did not have a significant impact on the Group's consolidated financial statements. Specifically, the application of IFRS 17 – "Insurance Contracts", amendments to IAS 1 "Presentation of Financial Statements and IFRS Practice Statement 2: Disclosure of Accounting Policies", amendments to IAS 8 "Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting Estimates", and amendments to IAS 12 "Income Taxes" had no impact on the Group's consolidated financial statements